Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 3,368	$ 5,983
Less – accumulated depreciation	(1,024)	(1,276)
Less – impairment		(1,210)
Depreciated cost	2,344	3,497
Computers [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	228	304
Laboratory equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	1,764	4,315
Machinery and equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	477	360
Office Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	272	296
Leasehold Improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 627	$ 708